Discontinued Operations - Summary of statement of operations and cash flows of discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Loss from discontinued operations before income taxes	$ (7,666)	$ (25,188)	$ (171,856)
Income tax credit	(23)	1	12,742
Net loss from discontinued operations	(5,104)	(25,187)	(159,114)
Statement of cash flows of discontinued operation
Net cash provided by/(used in) operating activities from discontinued operations	(9,336)	(8,065)	82,431
Net cash (used in)/provided by discontinued investing activities	812	973	947
Net cash used in discontinued financing activities	(1,533)	(6,249)	(29,540)
Discontinued operations | ES
Statement of operations of discontinued operation
Revenues	(6,134)	26,165	50,770
Cost of revenue	(9,538)	(19,892)	(47,760)
Gross (loss)/profit	3,404	6,273	3,010
Operating expenses
Research and development expenses	(477)	(2,796)	(4,138)
Sales and marketing expenses	(2,519)	(14,298)	(14,202)
General and administrative expenses	(435)	(8,610)	(11,398)
Impairment of long-lived assets		(1,085)	(1,376)
Impairment of goodwill			(21,807)
Total operating expenses	(3,431)	(26,789)	(52,921)
Loss from operations of discontinued operations	(27)	(20,516)	(49,911)
Interest income	1	225	210
Interest expenses	(18)	(80)	(201)
Other (losses)/gains, net	120	11,954	4,055
Loss from discontinued operations before income taxes	76	(8,417)	(45,847)
Income tax credit	(23)		56
Net loss from discontinued operations	53	(8,417)	(45,791)
Statement of cash flows of discontinued operation
Net cash provided by/(used in) operating activities from discontinued operations	(1,240)	(1,409)	(6,342)
Net cash (used in)/provided by discontinued investing activities	812	967	(823)
Net cash used in discontinued financing activities	(1,533)	(417)	(13,776)
Discontinued operations | MS
Statement of operations of discontinued operation
Revenues	30,730	71,001	71,739
Cost of revenue	(27,030)	(61,513)	(102,847)
Gross (loss)/profit	3,700	9,488	(31,108)
Operating expenses
Research and development expenses	(1,004)	(3,829)	(3,268)
Sales and marketing expenses	(4,345)	(5,635)	(11,823)
General and administrative expenses	(3,853)	(8,607)	(24,090)
Impairment of long-lived assets		(68)	(1,183)
Impairment of goodwill			(48,496)
Total operating expenses	(9,202)	(18,139)	(88,860)
Loss from operations of discontinued operations	(5,502)	(8,651)	(119,968)
Interest income	363	648	557
Interest expenses	(675)	(1,155)	(1,795)
Other (losses)/gains, net	657	(7,613)	(4,803)
Loss from discontinued operations before income taxes	(5,157)	(16,771)	(126,009)
Income tax credit		1	12,686
Net loss from discontinued operations	(5,157)	(16,770)	(113,323)
Statement of cash flows of discontinued operation
Net cash provided by/(used in) operating activities from discontinued operations	$ (8,096)	(6,656)	88,773
Net cash (used in)/provided by discontinued investing activities		6	1,770
Net cash used in discontinued financing activities		$ (5,831)	$ (15,764)